Impairment, Restructuring Charges and Other Related Closure Costs - Changes to Restructuring Provisions Recorded on Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Restructuring Cost And Reserve [Line Items]
Provision, beginning balance	$ 11	$ 35
Charges incurred	8
Adjustment for unused provisions	(1)	(2)
Amounts paid	(14)	(21)
Currency translation effect		(1)
Provision, ending balance	4	11
Set-top Box Restructuring Plan [Member]
Restructuring Cost And Reserve [Line Items]
Provision, beginning balance	11	34
Adjustment for unused provisions	(1)	(2)
Amounts paid	(6)	(20)
Currency translation effect		(1)
Provision, ending balance	4	11
Bouskoura Restructuring Plan [Member]
Restructuring Cost And Reserve [Line Items]
Charges incurred	8
Amounts paid	$ (8)
Other Restructuring Initiatives
Restructuring Cost And Reserve [Line Items]
Provision, beginning balance		1
Amounts paid		$ (1)